QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	42 Months Ended
Jun. 30, 2011
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
NOTE L - QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following table summarizes the Corporation’s quarterly results for the six months ended June 30, 2011 (unaudited) and years ended December 31, 2010 and 2009.

	Three Months Ended
	June 30,	March 31,
2011:	(In thousands, except per share data)

Total interest income	$6,212	$3,947
Total interest expense	1,626	1,205

Net interest income	4,586	2,742
Provision for losses on loans	50	150
Net interest income after provision for loan losses	4,536	2,592
Other income	927	260
General, administrative and other expense	4,270	2,300

Earnings before income taxes	1,193	552
Federal income taxes	290	-

Net earnings	$903	$552

Earnings per share:
Basic and diluted	$.10	$.06

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
2010:	(In thousands, except per share data)

Total interest income	$3,597	$3,841	$3,993	$4,007
Total interest expense	1,066	1,130	1,221	1,281

Net interest income	2,531	2,711	2,772	2,726
Provision for losses on loans	300	150	60	40
Net interest income after provision for loan losses	2,231	2,561	2,712	2,686
Other income	481	473	187	182
General, administrative and other expense	2,415	2,061	1,966	2,098

Earnings before income taxes	297	973	933	770
Federal income taxes	83	290	355	267

Net earnings	$214	$683	$578	$503

Earnings per share:
Basic and diluted	$.03	$.08	$.06	$.06

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
2009:	(In thousands, except per share data)

Total interest income	$3,955	$4,081	$4,105	$4,332
Total interest expense	1,431	1,591	1,718	1,845

Net interest income	2,524	2,490	2,387	2,487
Provision for losses on loans	50	351	115	337
Net interest income after provision for loan losses	2,474	2,139	2,272	2,150
Other income	160	179	243	231
General, administrative and other expense	2,097	1,883	2,181	1,980

Earnings before income taxes	537	435	334	401
Federal income taxes	195	194	109	108

Net earnings	$342	$241	$225	$293

Earnings per share:
Basic and diluted	$.04	$.03	$.03	$.03